Share Capital (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share Capital [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	16,957,000	12,500,000
Ordinary shares, shares outstanding (in Shares)	16,957,000	12,500,000
Underwriting discounts and offering expenses	$ 1,805,841
Net proceeds	5,094,159
Over-Allotment Option [Member]
Share Capital [Line Items]
Gross proceeds (in Dollars)	$ 6,900,000
Ordinary Shares [Member]
Share Capital [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000
Ordinary shares, shares issued (in Shares)	16,957,000	12,500,000
Ordinary shares, shares outstanding (in Shares)	16,957,000	12,500,000